Commitments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments Details Narrative
Rent expense	$ 9,000	$ 3,250
Incurred expenses	194,336
Other current liabilities	28,125
Other long term liabilities	$ 0